Corporate information (Tables)	12 Months Ended
Dec. 31, 2021
Corporate Information
Schedule of derecognition of exito subsidiary

The following is Éxito’s balance sheets as of December 31, 2020, which were derecognized in the Company’s consolidated balance sheet as a result of the Transaction described above. Upon the derecognition Éxito, which was the Company’s only subsidiary, the Company no longer presents consolidated financial statements.

As of December 31, 2020 (Transaction date)
Current assets
Cash and cash equivalents	3,687
Trade receivables	384
Other accounts receivables	220
Inventories	2,993
Recoverable taxes	570
Other current assets	130
7,984
Assets held for sale	30

Total current assets	8,014
Non-current assets
Related parties	82
Restricted deposits for legal proceedings	3
Other non-current assets	171
Investments	480
Investment properties	3,639
Property, plant and equipment	10,504
Intangible assets	4,051
Total non-current assets	18,930
Total assets	26,944

Current liabilities
Trade payable	6,449
Borrowings and financing	1,051
Payroll and related taxes	375
Lease liabilities	377
Related parties	77
Taxes and social contributions payable	288
Acquisition of non-controlling interest	636
Deferred revenues	200
Dividends payable	40
Other current liabilities	236
Total current liabilities	9,729
Non-current liabilities
Borrowings and financing	520
Deferred income tax and social contribution	883
Provision for legal proceedings	139
Lease liabilities	2,039
Other non-current liabilities	39
Total non-current liabilities	3,620
Shareholders´ equity
Total shareholders´ equity	13,595
Total Liabilities and Shareholders´ equity	26,944